Borrowings - Additional Information (Detail)									1 Months Ended	3 Months Ended											12 Months Ended
		May 31, 2016 USD ($)		May 26, 2015 USD ($)	May 09, 2014 USD ($)	Dec. 09, 2013 USD ($)	Dec. 03, 2013 $ / shares	Oct. 23, 2012 USD ($)	Apr. 30, 2016 $ / shares	May 31, 2016 USD ($) $ / shares		Feb. 29, 2016 $ / shares	Nov. 30, 2015 $ / shares	Aug. 31, 2015 $ / shares	May 31, 2015 USD ($) $ / shares		Feb. 28, 2015 $ / shares	[1]	Nov. 30, 2014 $ / shares	Aug. 31, 2014 $ / shares	May 31, 2016 USD ($) $ / shares		May 31, 2015 USD ($) $ / shares		May 31, 2014 USD ($) $ / shares
Debt Instrument [Line Items]
Maturities of long-term debt in 2017		$ 4,700,000								$ 4,700,000											$ 4,700,000
Maturities of long-term debt in 2018		249,600,000								249,600,000											249,600,000
Maturities of long-term debt in 2019		0								0											0
Maturities of long-term debt in 2020		657,300,000								657,300,000											657,300,000
Maturities of long-term debt in 2021		190,900,000								190,900,000											190,900,000
Maturities of long-term debt thereafter		548,500,000								548,500,000											548,500,000
Credit facility, available liquidity		797,700,000								797,700,000											797,700,000
Liquidity available		$ 1,060,000,000								$ 1,060,000,000											$ 1,060,000,000
Consolidated indebtedness		54.60%								54.60%					56.20%						54.60%		56.20%
Credit facility borrowing potential maximum capacity		$ 1,000,000,000								$ 1,000,000,000											$ 1,000,000,000
Outstanding balance		0								0											0
Issuance of note		$ 205,000,000								$ 205,000,000					$ 205,000,000						205,000,000		$ 205,000,000
Proceeds from note issuance, net																					$ 142,130,000		$ 460,560,000		$ 208,532,000
Debt instrument, conversion rate							18.8905														18.96864
Convertible notes, initial conversion price per share | $ / shares							$ 52.94
Initial conversion price, conversion premium percentage							37.00%
Last reported sale price of RPM common stock | $ / shares							$ 38.64
Dividends Per Share | $ / shares										$ 0.275		$ 0.275	$ 0.275	$ 0.260	$ 0.260		$ 0.260		$ 0.260	$ 0.240	$ 1.085		$ 1.020		$ 0.945
Convertible Notes
Debt Instrument [Line Items]
Debt, interest rate						2.25%
Notes maturity date						2020
Note Interest payment frequency, term																					Interest on the Convertible Notes semi-annually on June 15th and December 15th of each year, and began doing so on June 15, 2014.
Proceeds from note issuance, net						$ 200,100,000
Dividends Per Share | $ / shares									$ 0.24
Debt instrument, effective interest rate		3.92%								3.92%											3.92%
Contractual interest																					$ 4,600,000		$ 4,600,000
Amortization of debt discount premium																					$ 2,800,000		$ 2,700,000
Debt discount remaining amortized period																					4 years 6 months
Unamortized debt discount		$ 14,100,000								$ 14,100,000											$ 14,100,000
Carrying amount of the equity component of debt		$ 20,700,000								$ 20,700,000											$ 20,700,000
Issuance of Debt | Maximum
Debt Instrument [Line Items]
Consolidated indebtedness		65.00%								65.00%											65.00%
Issuance of Debt | Minimum
Debt Instrument [Line Items]
Interest coverage ratio		350.00%								350.00%											350.00%
New Accounts Receivable Securitization Facility
Debt Instrument [Line Items]
Debt maturity period					3 years
Accounts receivable from securitization					$ 200,000,000
Accounts Receivable Securitization Facility
Debt Instrument [Line Items]
Credit facility borrowing maximum capacity					$ 200,000,000
Accounts Receivable Securitization Facility | Maximum
Debt Instrument [Line Items]
Monthly unused commitment fee		0.30%
Accounts Receivable Securitization Facility | Minimum
Debt Instrument [Line Items]
Monthly unused commitment fee		0.50%
Unsecured 2.25% senior convertible notes due December 15, 2020
Debt Instrument [Line Items]
Debt, interest rate		2.25%								2.25%					2.25%						2.25%		2.25%
Unsecured senior notes , maturity date																					Dec. 15, 2020		Dec. 15, 2020
Unsecured 2.25% senior convertible notes due December 15, 2020 | Convertible Notes
Debt Instrument [Line Items]
Issuance of note						205,000,000
Unsecured 6.25% senior notes due December 15, 2013
Debt Instrument [Line Items]
Principal amount of unsecured senior notes, repayments						$ 200,000,000
Unsecured senior notes , maturity date						Dec. 15, 2013
Unsecured senior notes , interest rate						6.25%
Unsecured 3.45% senior notes due November 15, 2022
Debt Instrument [Line Items]
Debt, interest rate		3.45%						3.45%		3.45%					3.45%						3.45%		3.45%
Unsecured senior notes , maturity date																					Nov. 15, 2022		Nov. 15, 2022
Debt								$ 300,000,000
Net proceeds from the offering of notes								$ 297,700,000
Debt, maturity year								2022
Unsecured 5.25% notes due June 1, 2045
Debt Instrument [Line Items]
Issuance of note		$ 250,000,000		$ 250,000,000						$ 250,000,000											$ 250,000,000
Debt, interest rate		5.25%	[2]	5.25%						5.25%	[2]				5.25%	[2]					5.25%	[2]	5.25%	[2]
Note Interest payment frequency, term																					We will pay interest on the New Notes semi-annually on June 1st and December 1st of each year, and will begin doing so on December 1, 2015.
Proceeds from note issuance, net				$ 250,000,000
Unsecured senior notes , maturity date	[2]																				Jun. 01, 2045		Jun. 01, 2045
Debt instrument, effective interest rate		5.29%		5.29%						5.29%											5.29%
Amortization of debt discount premium																					$ 1,500,000		$ 1,500,000
Senior notes, yield to maturity				9940.10%
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, available liquidity		$ 597,700,000								$ 597,700,000											597,700,000
Credit facility borrowing maximum capacity		$ 800,000,000						$ 600,000,000		$ 800,000,000					$ 800,000,000						$ 800,000,000		$ 800,000,000
Credit facility expiration date																							Dec. 05, 2019
Interest coverage ratio		950.00%								950.00%											950.00%
Leverage ratio																					53.40%
Unsecured senior notes , maturity date	[3]																				Dec. 05, 2019		Dec. 05, 2019
Credit Facility, repayments				$ 245,700,000
Previous Credit Facility
Debt Instrument [Line Items]
Credit facility borrowing maximum capacity															$ 600,000,000								$ 600,000,000
Credit facility expiration date																							Jun. 29, 2017

[1]	Reflects the reconsolidation of SPHC effective January 1, 2015, and adjustments of $106.2 million to the Provision for Income Taxes related to the recognition of an ASC 740-30 tax liability for the potential repatriation of foreign earnings and related impact on Net Income Attributable to Noncontrolling Interests. Refer to Note F, “Income Taxes,” to the Consolidated Financial Statements for information regarding unremitted foreign earnings.
[2]	The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.5 million at May 31, 2016 and 2015. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%.
[3]	Interest was tied to AUD LIBOR at May 31, 2016, and averaged 2.92% for AUD denominated debt ($13,050), 1.075% on EUR denominated debt ($131,692) and 1.544% on our swing-line ($57,139). Interest was tied to AUD LIBOR at May 31, 2015, and averaged 3.095% for AUD denominated debt ($10,316), 1.075% on EUR denominated debt ($16,490), 1.265% on Euro LIBOR denominated debt ($70,000) and 1.259% on our swing-line ($14,237).